Property and Equipment - Additional Information (Detail) - JPY (¥)	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets